UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712
Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	973-367-7521
Date of fiscal year end:	2/28/2007
Date of reporting period:	11/30/2006

Item 1. Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of November 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 95.0%
Collateralized Mortgage Obligations 7.1%
	Federal Home Loan Mortgage Corp.,
	Ser. 2496, Class PM,
$9,000	5.50%, 9/15/17	$9,004,222
	Ser. 2501, Class MC,
7,000	5.50%, 9/15/17	7,065,288
	Ser. 2513, Class HC,
6,650	5.00%, 10/15/17	6,547,782
	Ser. 2518, Class PV,
5,500	5.50%, 6/15/19	5,497,258
	Federal National Mortgage Association,
	Ser. 1993-29, Class PH,
583	6.50%, 1/25/23	582,554
	Ser. 2002-18, Class PC,
11,050	5.50%, 4/25/17	11,204,652
	Ser. 2002-57, Class ND,
7,400	5.50%, 9/25/17	7,453,848
	Ser. 2002-94, Class HQ,
18,000	4.50%, 1/25/18	17,237,624
	Structured Adjustable Rate Mortgage Loan Trust,
	Ser. 2004-1, Class 4A3,
2,023	4.17%, 2/25/34	2,007,510

	Total collateralized mortgage obligations	66,600,738

Commercial Mortgage Backed Securities 5.9%
	Bank of America Commercial Mortgage, Inc.,
	Ser. 2005-2, Class A5,
5,000	4.857%, 7/10/43	4,912,631
	Bear Stearns Commercial Mortgage Securities, Inc.,
	Ser. 2000-WF1, Class A1,
381(d)	7.64%, 2/15/32	388,864
	Ser. 2004-T16, Class A5,
10,800	4.60%, 2/13/46	10,529,330
	Ser. 2005-PWR8, Class A4,
5,000	4.674%, 6/11/41	4,855,507
	CS First Boston Mortgage Securities Corp.,
	Ser. 2005-C3, Class A4,
5,000	4.686%, 7/15/37	4,853,276
	First Union National Bank Commercial Mortgage Trust,
	Ser. 2000-C1, Class A1,
1,073	7.739%, 5/17/32	1,086,131
	GS Mortgage Securities Corp. II,
	Ser. 2003-C1, Class A3,
18,200	4.608%, 1/10/40	17,790,733
	Merrill Lynch Mortgage Trust,
	Ser. 2006-C1, Class ASB,
5,000	5.66%, 5/12/39	5,183,830

	Morgan Stanley Capital I,
	Ser. 2005-T19, Class AAB,
3,625	4.852%, 6/12/47	3,588,978
	Morgan Stanley Dean Witter Capital I,
	Ser. 2001-TOP1, Class A2,
2,081	6.32%, 2/15/33	2,094,209

	Total commercial mortgage backed securities	55,283,489

Mortgage Backed Securities 42.9%
	Federal Home Loan Mortgage Corp.,
38,509	5.00%, 6/1/33 - 5/1/34	37,709,697
23,500(a)	5.00%, TBA 30 YR	22,963,918
2,983	6.00%, 8/1/32 - 9/1/34	3,023,022
7,500(a)	6.00%, TBA 30 YR	7,582,035
2,106	6.50%, 8/1/10 - 9/1/32	2,156,004
2,556	7.00%, 8/1/11 - 9/1/32	2,584,244
45(b)	7.50%, 6/1/24	47
264	8.00%, 3/1/22 - 5/1/23	277,830
214	8.50%, 6/1/07 - 9/1/19	227,236
274	9.00%, 1/1/20	289,432
182	11.50%, 10/1/19	199,631
	Federal National Mortgage Association,
5,003	4.005%, 9/1/33 FRN	4,893,844
6,152	4.251%, 4/1/34 FRN	6,101,485
6,318	4.432%, 6/1/34 FRN	6,241,667
13,500(a)	4.50%, TBA 15 YR	13,137,187
7,834	4.876%, 10/1/34 FRN	7,768,541
12,611	4.99%, 6/1/36 FRN	12,491,024
26,000(a)	5.00%, TBA 15 YR	25,756,250
22,917	5.00%, 7/1/18 - 3/1/34	22,687,579
105,941	5.50%, 8/1/15 - 11/1/35	105,679,667
7,500(a)	6.00%, TBA 15 YR	1,010,312
1,000(a)	6.00%, TBA 30 YR	7,633,590
19,092	6.00%, 11/1/14 - 1/1/36	19,323,575
4,586	6.276%, 3/1/11	4,778,750
16,314	6.50%, 4/1/09 - 10/1/32	16,717,100
6,000(a)	6.50%, TBA 30 YR	6,120,000
14,006	7.00%, 4/1/11 - 2/1/36	14,434,905
8,000(a)	7.00%, TBA 30 YR	8,215,000
2,897	7.50%, 12/1/06 - 10/1/26	2,941,129
27	8.50%, 6/1/17 - 3/1/25	28,627
238	9.00%, 4/1/25	259,158
55	9.50%, 1/1/25 - 2/1/25	60,707
	Government National Mortgage Association,
13,947	5.00%, 7/15/33 - 4/15/34	13,737,936
5,000(a)	5.00%, TBA 30 YR	4,918,750
6,000(a)	5.50%, TBA 30 YR	6,007,500
9,911	7.00%, 2/15/09 - 2/15/29	10,247,606
1,459	7.50%, 7/15/07 - 7/15/24	1,516,551
1,055	8.50%, 4/15/25	1,139,903
698	9.50%, 10/15/09 - 8/20/21	757,502

	Total mortgage backed securities	401,618,941

Small Business Administration Agency 3.2%
			Small Business Administration Participation Certificates,
			Ser. 1995-20B,
	2,318		8.15%, 2/1/15	2,443,811
			Ser. 1995-20L,
	6,243		6.45%, 12/1/15	6,421,035
			Ser. 1996-20H,
	7,776		7.25%, 8/1/16	8,109,794
			Ser. 1996-20K,
	4,781		6.95%, 11/1/16	4,972,645
			Ser. 1997-20A,
	2,328		7.15%, 1/1/17	2,425,381
			Ser. 1998-20I,
	5,135		6.00%, 9/1/18	5,271,407

			Total small business administration agency	29,644,073

Sovereign Bonds 2.3%
			Australian Government, Ser. 415,
AUD	2,825		6.25%, 4/15/15	2,318,171
			Deutsche Bundersrepublik, Ser. 06,
EUR	5,400		4.00%, 7/4/16	7,333,829
			Japan Government,
			Ser. 90,
JPY	337,600		2.20%, 9/20/26	2,967,118
			Ser. 11,
	148,150		1.70%, 6/20/33	1,118,527
			Norwegian Government,
NOK	24,995		5.00%, 5/15/15	4,292,312
			Sweden Government, Ser. 1041,
SEK	18,935		6.75%, 5/5/14	3,326,411

			Total sovereign bonds	21,356,368

U.S. Government Agency Securities 25.3%
			Federal Home Loan Bank,
	$7,735		4.75%, 12/16/16	7,712,801
	18,290		4.875%, 11/18/11	18,412,909
	7,110		5.375%, 8/19/11	7,304,331
	460		5.625%, 6/13/16	481,911
	8,000		9.148%, 2/20/07 FRN	7,973,680
			Federal Home Loan Mortgage Corp.,
	1,180		4.75%, 1/18/11	1,181,193
	15,040	(c)	5.125%, 10/18/16	15,445,223
	2,840		5.50%, 7/18/16	2,996,992
	510	(c)	5.75%, 6/27/16	539,760
			Federal National Mortgage Association,
	71,740		4.875%, 4/10/08 - 12/15/16	71,748,336
	16,015		5.125%, 4/15/11	16,269,991
	54,190		5.30%, 2/22/11	54,045,528
			Financing Corp. Fico,
	10,000		Zero Coupon, 5/11/18	5,746,740
			Tennessee Valley Authority, Ser. B,
	23,590		4.375%, 6/15/15	22,926,956
	3,115		5.88%, 4/1/36	3,553,393

			Total U.S. government agency securities	236,339,744

U.S. Government Treasury Obligations 8.3%
	United States Treasury Bonds,
10,855(c)	4.50%, 2/15/36	10,747,297
9,600	8.125%, 5/15/21	13,094,246
	United States Treasury Notes,
8,140	2.375%, 4/15/11	8,184,489
20	4.875%, 4/30/08	20,039
	United States Treasury Inflation Index,
21,930	3.875%, 1/15/09	22,577,895
	United States Treasury Strip,
37,335(c)	Zero Coupon, 2/15/12 - 8/15/20	23,095,611

	Total U.S. government treasury obligations	77,719,577

	Total long-term investments (cost $885,520,431)	888,562,930

Shares
SHORT-TERM INVESTMENTS 20.0%
Affiliated Mutual Funds
10,512,593	Dryden Core Investment Fund-Dryden Short-Term Bond Series (cost $105,193,527)(f)	105,231,053
81,623,932(e)	Dryden Core Investment Fund-Taxable Money Market Series (cost $81,623,932; includes $40,023,558 of cash collateral received for securities on loan)(f)	81,623,932

	Total short-term investments (cost $186,817,459)	186,854,985

	Total Investments, Before Investments Sold Short 115.0% (cost $1,072,337,890)(g)	1,075,417,915

Principal Amount (000)
INVESTMENTS SOLD SHORT (0.7%)
Mortgage Backed Securities
	Federal National Mortgage Association,
$ 6,500(a)	5.50%, TBA 30 YR (proceeds $6,435,859)	(6,474,689)

	Total Investments, Net of Investments Sold Short 114.3% (cost $1,066,698,695)	1,068,943,226
	Other liabilities in excess of other assets(h) (14.3%)	(134,075,321)

	Net Assets 100.0%	$934,867,905

AUD	– Australian Dollar
EUR	– Euro
FRN	– Floating Rate Note
JPY	– Japanese Yen
NOK	– Norwegian Krone
SEK	– Swedish Krona

(a)	All or partial principal amount of $103,000,000 represents to-be-announced (“TBA”) mortgage dollar rolls.
(b)	Represents actual principal amount (not rounded to nearest thousand).
(c)	All or portion of securities on loan with an aggregate market value of $39,499,946; cash collateral of $40,023,558 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	All or partial principal amount pledged as collateral for financial future contracts and written options.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and Short-Term Bond Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,073,417,168	$7,906,574	$(5,905,827)	$2,000,747

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
525	30 Yr. U.S. Long Bond	Mar. 2007	$60,046,875	$59,514,420	$532,455
	Sovereign Bonds
8	10 Yr. Euro Bond	Dec. 2006	1,255,268	1,248,935	6,333
25	10 Yr. Canadian Bond	Mar. 2007	2,527,035	2,516,791	10,244
33	10 Yr. U.K. Bond	Mar. 2007	7,130,507	7,112,439	18,068
	Short Positions:
66	2 Yr. U.S. T-Notes	Mar. 2007	13,530,000	13,518,509	(11,491)
256	5 Yr. U.S. T-Notes	Mar. 2007	27,176,000	27,078,449	(97,551)
621	10 Yr. U.S. T-Notes	Mar. 2007	67,805,438	67,485,122	(320,316)

					$137,742

Forward foreign currency contracts outstanding at November 30, 2006:

Purchase Contracts	Value Payable at Settlement Date	Value at November 30, 2006	Unrealized Appreciation (Depreciation)
Japanese Yen, expiring 12/4/06	$1,100,321	$1,106,602	$6,281
Norwegian Krone, expiring 12/19/06	2,772,989	2,903,118	130,129
Swedish Krona, expiring 12/19/06	1,603,255	1,658,085	54,830

	$5,476,565	$5,667,805	$191,240

Sales Contracts	Value Receivable at Settlement Date	Value at November 30, 2006	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 12/18/06	$2,263,599	$2,335,199	$(71,600)
Euros, expiring 12/20/06	7,160,005	7,390,349	(230,344)
Japanese Yen, expiring 12/20/06	2,848,540	2,897,192	(48,652)
Japanese Yen, expiring 12/20/06	1,102,709	1,109,104	(6,395)
Norwegian Krone, expiring 12/19/06	6,997,777	7,284,431	(286,654)
Swedish Krona, expiring 12/19/06	4,843,432	4,989,671	(146,239)

	$25,216,062	$26,005,946	$(789,884)

Interest rate swap agreement outstanding at November 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	11/2/16	$12,150	5.151%	3 month LIBOR	$251,885

(a)	The Fund pays the floating rate and receives the fixed rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI” or “Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series (the “Series”), Portfolios of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are Mutual Funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.